OPERATING EXPENSES - Expenses disclosed per function (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Employee benefit expenses and severance payments	$ (1,961,097)	$ (1,346,737)	$ (1,473,756)
Interconnection and transmission costs	(243,797)	(155,918)	(174,151)
Fees for services, maintenance, materials and supplies	(1,064,393)	(724,120)	(741,134)
Taxes and fees with the Regulatory Authority	(720,488)	(428,352)	(453,157)
Commissions and advertising	(437,205)	(305,491)	(345,483)
Cost of equipment and handsets	(288,668)	(259,216)	(318,199)
Programming and content costs	(450,698)	(314,423)	(332,792)
Bad debt expenses	(143,722)	(112,102)	(127,913)
Other operating expenses, net	(493,211)	(264,218)	(272,257)
Depreciation, amortization and impairment of Fixed and intangible assets	(2,075,488)	(1,725,057)	(2,018,038)
Total operating expense	(7,878,767)	(5,635,634)	(6,256,880)
Operating costs
OPERATING EXPENSES
Employee benefit expenses and severance payments	(939,463)
Interconnection and transmission costs	(243,797)
Fees for services, maintenance, materials and supplies	(421,048)
Taxes and fees with the Regulatory Authority	(702,102)
Cost of equipment and handsets	(288,668)
Programming and content costs	(450,698)
Other operating expenses, net	(234,467)
Depreciation, amortization and impairment of Fixed and intangible assets	(1,694,180)
Total operating expense	(4,974,423)	(3,729,137)	(4,128,832)
Administration costs
OPERATING EXPENSES
Employee benefit expenses and severance payments	(477,471)
Fees for services, maintenance, materials and supplies	(242,876)
Taxes and fees with the Regulatory Authority	(4,957)
Other operating expenses, net	(188,757)
Depreciation, amortization and impairment of Fixed and intangible assets	(201,645)
Total operating expense	(1,115,706)	(704,444)	(763,280)
Commercialization costs
OPERATING EXPENSES
Employee benefit expenses and severance payments	(544,163)
Fees for services, maintenance, materials and supplies	(400,469)
Taxes and fees with the Regulatory Authority	(13,429)
Commissions and advertising	(437,205)
Bad debt expenses	(143,722)
Other operating expenses, net	(69,987)
Depreciation, amortization and impairment of Fixed and intangible assets	(152,655)
Total operating expense	(1,761,630)	(1,203,508)	(1,363,868)
Other expenses
OPERATING EXPENSES
Depreciation, amortization and impairment of Fixed and intangible assets	(27,008)
Total operating expense	$ (27,008)	$ (1,455)	$ (900)